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US Legal Services

Nicholas Morinigo
Counsel
Tel: 610.425.3447 | Fax: 610.425.3520
Email: nicholas.morinigo@us.ing.com

May 2, 2013

United States Securities and Exchange Commission
100 F Street NE, Room 1580
Washington, DC 20549

Re:	File Nos. 333-70600, 811-05626
Prospectus Name: Retirement Solutions – ING Rollover ChoiceSM Variable Annuity

Dear Commissioners:
Please be advised that in lieu of filing a copy of the ING Rollover ChoiceSM Variable Annuity Prospectus
and Statement of Additional Information under Rule 497(c) of the Securities Act of 1933 (the “1933
Act”) for certain deferred combination variable and fixed annuity contracts, we hereby certify the following pursuant to Rule 497(j) of the 1933 Act:

(1)	The form of the Statement of Additional Information supplement that would have been filed under Rule 497(c) of the 1933 Act would not have differed from that contained in the most recent registration statement or amendment; and

(2) The text of the most recent registration statement or amendment has been filed electronically.

Please do not hesitate to contact me should you have any questions or comments.

Sincerely,

/s/ Nicholas Morinigo
Nicholas Morinigo
Counsel

ING USA Annuity and Life Insurance Company
1475 Dunwoody Drive
West Chester, PA 19380-1478